Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

		Average
		Compensation	Value of Initial Fixed
	Compensation	Actually Paid (1)	$100 Investment Based On:
	Actually Paid (1)	To Other	Tootsie Roll	TSR of	Company Selected Measures
Year	To PEO (2)	NEO's (2)	TSR (3)	Peer Group (4)	Net Income	Net Product Sales
2022	$6,793,272	$1,362,116	$140.71	130.30	$75,937	$681,440
2021	5,442,510	1,256,239	115.09	119.39	65,326	566,043
2020	4,882,302	1,191,157	90.62	105.23	58,995	467,427

(1)

"Compensation Actually Paid" is the same as the total compensation reported in the Summary Compensation Table because the Company does not have any stock-based compensation or defined benefit or actuarial plans.

(2)

The principle executive officer (PEO) is Ellen R. Gordon. The four other named executive officers (NEOs) are G. Howard Ember, Jr., Kenneth D. Naylor, Barry P. Bowen and Stephen P. Green. There were no changes to the PEO or other NEOs during 2022, 2021 or 2020.

(3)	For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of the Company for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively.

(4)

For the relevant fiscal year, represents the TSR of the Dow Jones US Food Producers group for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively. Copyright ©2023 Standard and Poor’s, a division of S&P Global. All rights reserved.

Company Selected Measure Name	Net Product Sales
Named Executive Officers, Footnote [Text Block]

(2)

The principle executive officer (PEO) is Ellen R. Gordon. The four other named executive officers (NEOs) are G. Howard Ember, Jr., Kenneth D. Naylor, Barry P. Bowen and Stephen P. Green. There were no changes to the PEO or other NEOs during 2022, 2021 or 2020.

Peer Group Issuers, Footnote [Text Block]

(4)

For the relevant fiscal year, represents the TSR of the Dow Jones US Food Producers group for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively. Copyright ©2023 Standard and Poor’s, a division of S&P Global. All rights reserved.

PEO Actually Paid Compensation Amount	$ 6,793,272	$ 5,442,510	$ 4,882,302
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,362,116	1,256,239	1,191,157
Tabular List [Table Text Block]

See “Compensation Discussion and Analysis” in this proxy statement for a full discussion of how named executive officer compensation is determined and the elements thereof. As discussed in the CDA, the elements of compensation which most closely recognize and reward the named executive officers for their contribution to the Company’s overall financial performance are the MIP and the CAP.  Factors which are considered in making awards under these plans include:

●	Net earnings and earnings per share;
●	Increase in sales of core brands and net product sales;
●	Net earnings as a percentage of net product sales;
●	Performance in accomplishing cost savings and operational improvements;
●	Performance in accomplishing and integrating successful acquisitions, and
●	Other strategic objectives that may be determined from time to time.

Total Shareholder Return Amount	$ 140.71	115.09	90.62
Peer Group Total Shareholder Return Amount	130.30	119.39	105.23
Net Income (Loss)	$ 75,937	$ 65,326	$ 58,995
Company Selected Measure Amount	681,440	566,043	467,427
PEO Name	Ellen R. Gordon
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net earnings and earnings per share;
Non-GAAP Measure Description [Text Block]

The most important of these factors in determining awards under the MIP and CAP are net earnings, earnings per share and net product sales. The compensation actual paid to the PEO and other NEOs increased from 2020 to 2022 as did the TSR of the Company over that period. The TSR of the Company in relation to that of its peer group is not taken into consideration in determining the compensation paid to named executive officers including awards under the MIP and CAP because the Board of Directors believes that focusing on the factors enumerated above will lead to increased shareholder value on a long-term basis and serve to mitigate risk taking activities that are inconsistent with the Company’s long-term shareholder interests. Awards under the MIP and CAP are generally increased (or decreased) year over year in proportion to the percentage increase (or decrease) in the Company’s net earnings, subject to the Board’s discretion taking into consideration the other factors noted above.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Increase in sales of core brands and net product sales;
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net earnings as a percentage of net product sales;
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Performance in accomplishing cost savings and operational improvements;
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Performance in accomplishing and integrating successful acquisitions, and
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Other strategic objectives that may be determined from time to time.